Standards Not Yet Adopted (Details Narrative) - Standards Not Yet Adopted - IFRS 16 - Leases - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2019
Statement Line Items [Line Items]
Future minimum lease payments	$ 1,848
Right of use assets		$ 1,590